BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated Statement of Income - (Details) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure of voluntary change in accounting policy [line items]
Income from sales of goods and services		$ 2,500.5	$ 8,126,014	$ 5,792,850	[2]	$ 6,654,623	[2]
Costs and expenses of sales goods and services		(1,686.9)	(5,482,102)	(5,035,827)	[2]	(5,725,328)	[2]
Net income from sales goods and services	[2]	813.6	2,643,912	757,023		929,295
Other income	[2]	$ 418.1	$ 1,358,681	1,151,745		1,676,106
Previously stated
Disclosure of voluntary change in accounting policy [line items]
Other income				1,908,768		2,605,401
Increase (decrease) due to application of IFRS 15
Disclosure of voluntary change in accounting policy [line items]
Income from sales of goods and services				5,792,850		6,654,623
Costs and expenses of sales goods and services				(5,035,827)		(5,725,328)
Net income from sales goods and services				757,023		929,295
Other income				$ (757,023)		$ (929,295)

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.